Loans, borrowings, cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of net debt

	December 31, 2023	December 31, 2022
Loans and borrowings	12,471	11,181
Leases (note 24)	1,452	1,531
Gross debt	13,923	12,712

(-) Cash and cash equivalents	3,609	4,736
(-) Short-term investments (i)	51	61
(-) Net Cash PTVI (note 16b)	703	-
Net debt	9,560	7,915

(i) Substantially comprises investments in an exclusive investment fund, which portfolio is made by committed transactions and Selic Treasury Notes (“LFTs”), which are floating-rate securities issued by the Brazilian government.

Schedule of total debt

	December 31, 2023	December 31, 2022
R$	953	1,770
US$	2,516	2,798
Other currencies	140	168
Total	3,609	4,736

c) Loans and borrowings

i) Outstanding balance of loans and borrowings by type and currency

		Current liabilities		Non-current liabilities
	Average interest rate (i)	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Quoted in the secondary market:
US$ Bonds	6.02%	-	-	7,157	6,157
R$ Debentures (ii)	10.17%	96	47	119	186
Debt contracts in Brazil in (iii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	10.12%	49	46	200	232
R$, with fixed interest		-	2	-	-
Basket of currencies and bonds in US$ indexed to SOFR	6.80%	-	-	150	-
Debt contracts in the international market in:
US$, with variable and fixed interest	5.59%	500	54	3,945	4,212
Other currencies, with variable interest	4.12%	-	-	9	9
Other currencies, with fixed interest	3.87%	12	11	67	78
Accrued charges		167	147	-	-
		824	307	11,647	10,874

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of December 31, 2023.

(ii) The Company has debentures in Brazil obtained for the Company's infrastructure investment projects.

(iii) The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.39% per year in US$.

Schedule of total debt

		Current liabilities		Non-current liabilities
	Average interest rate (i)	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Quoted in the secondary market:
US$ Bonds	6.02%	-	-	7,157	6,157
R$ Debentures (ii)	10.17%	96	47	119	186
Debt contracts in Brazil in (iii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	10.12%	49	46	200	232
R$, with fixed interest		-	2	-	-
Basket of currencies and bonds in US$ indexed to SOFR	6.80%	-	-	150	-
Debt contracts in the international market in:
US$, with variable and fixed interest	5.59%	500	54	3,945	4,212
Other currencies, with variable interest	4.12%	-	-	9	9
Other currencies, with fixed interest	3.87%	12	11	67	78
Accrued charges		167	147	-	-
		824	307	11,647	10,874

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of December 31, 2023.

(ii) The Company has debentures in Brazil obtained for the Company's infrastructure investment projects.

(iii) The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.39% per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

	Principal	Estimated future interest payments (i)
2024	657	779
2025	451	752
2026	572	724
2027	1,700	625
Between 2028 and 2030	3,274	1,540
2031 onwards	5,650	2,182
Total	12,304	6,602

(i) Based on interest rate curves and foreign exchange rates applicable as of December 31, 2023 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the annual financial statements.